Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statement of Loss and Comprehensive Loss (Details) - Discontinued operations [member] - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue	$ 1,154,670	$ 1,653,172	$ 7,541,285	$ 7,249,622	$ 8,132,271
Cost of sales	669,314	400,825	5,608,917	7,521,846	5,231,093
Gross profit	485,356	1,252,349	1,932,368	(272,224)	2,901,178
Operating expenses
Research and development costs, net	37,722	205,680	855,293	1,465,423	866,847
Restructuring costs				22,189
Impairment loss related to property and equipment			38,612
Impairment loss related to intangible assets				5,791,439
Total, operating expenses	37,722	205,680	893,905	7,279,051	866,847
Income (loss) from operations	447,634	1,046,669	1,038,463	(7,551,275)	2,034,331
Other (income) costs
Gain on fixed assets disposal	(96,646)		(84,576)
Finance costs, net				31,357	33,116
Income (loss) before income taxes	544,280	1,046,669	1,123,039	(7,582,632)	2,001,215
Income taxes
Net loss and comprehensive loss attributable to:
Net income (loss) and comprehensive loss from discontinued operations	$ 544,280	$ 1,046,669	$ 1,123,039	$ (7,582,632)	$ 2,001,215
Earnings (loss) per share
Net income (loss) per common share, basic and diluted (in Dollars per share)			$ 0.05	$ (45.24)	$ 14.83
Weighted average common shares outstanding, basic and diluted (in Shares)	31,483,617	3,587,572	22,774,782	167,610	134,913
Products [Member]
Revenue
Revenue	$ 1,009,366	$ 1,636,731	$ 7,419,695	$ 7,151,449	$ 8,093,462
Services [Member]
Revenue
Revenue	24,118	16,441	62,210	64,810	38,809
Other [Member]
Revenue
Revenue	$ 121,186		$ 59,831	$ 33,363
As previously reported [Member]
Revenue
Revenue					8,766,121
Cost of sales					5,310,718
Gross profit					3,455,403
Operating expenses
Marketing and product management					3,280,864
Selling					3,976,733
General and administrative					15,548,293
Research and development costs, net					22,057,911
Stock based compensation					4,272,673
Impairment loss related to intangible assets					38,207,503
Total, operating expenses					87,343,977
Income (loss) from operations					(83,888,574)
Other (income) costs
Grant revenue					(435,448)
Finance costs, net					(10,034,381)
Income (loss) before income taxes					(73,418,745)
Income taxes
Net loss and comprehensive loss from continuing operations					(73,418,745)
Discontinued operations
Net loss and comprehensive loss					(73,418,745)
Net loss and comprehensive loss attributable to:
Non-controlling interests					(4,099,897)
Equity holders of the parent					(69,318,848)
Net income (loss) and comprehensive loss from discontinued operations
Earnings (loss) per share
Net income (loss) per common share, basic and diluted (in Dollars per share)					$ (513.8)
Weighted average common shares outstanding, basic and diluted (in Shares)					134,913
As previously reported [Member] | Products [Member]
Revenue
Revenue					$ 8,145,606
As previously reported [Member] | Services [Member]
Revenue
Revenue					543,409
As previously reported [Member] | Other [Member]
Revenue
Revenue					77,106
Adjustments [Member]
Revenue
Revenue					(8,132,271)
Cost of sales					(5,231,093)
Gross profit					(2,901,178)
Operating expenses
Marketing and product management
Selling
General and administrative
Research and development costs, net					(866,847)
Impairment loss related to intangible assets
Total, operating expenses					(866,847)
Income (loss) from operations					(2,034,331)
Other (income) costs
Grant revenue
Finance costs, net					(33,116)
Income (loss) before income taxes					(2,001,215)
Income taxes
Net loss and comprehensive loss from continuing operations					(2,001,215)
Discontinued operations
Net loss and comprehensive loss
Net loss and comprehensive loss attributable to:
Non-controlling interests
Equity holders of the parent
Net income (loss) and comprehensive loss from discontinued operations					$ 2,001,215
Earnings (loss) per share
Net income (loss) per common share, basic and diluted (in Dollars per share)					$ 14.83
Weighted average common shares outstanding, basic and diluted (in Shares)					134,913
Adjustments [Member] | Products [Member]
Revenue
Revenue					$ (8,093,462)
Adjustments [Member] | Services [Member]
Revenue
Revenue					(38,809)
Adjustments [Member] | Other [Member]
Revenue
Revenue
As recast [Member]
Revenue
Revenue					633,850
Cost of sales					79,625
Gross profit					554,225
Operating expenses
Marketing and product management					3,280,864
Selling					3,976,733
General and administrative					15,548,293
Research and development costs, net					21,191,064
Stock based compensation					4,272,673
Impairment loss related to intangible assets					38,207,503
Total, operating expenses					86,477,130
Income (loss) from operations					(85,922,905)
Other (income) costs
Grant revenue					(435,448)
Finance costs, net					(10,067,497)
Income (loss) before income taxes					(75,419,960)
Income taxes
Net loss and comprehensive loss from continuing operations					(75,419,960)
Discontinued operations
Net loss and comprehensive loss					(73,418,745)
Net loss and comprehensive loss attributable to:
Non-controlling interests					(4,099,897)
Equity holders of the parent					(69,318,848)
Net income (loss) and comprehensive loss from discontinued operations					$ 2,001,215
Earnings (loss) per share
Net income (loss) per common share, basic and diluted (in Dollars per share)					$ (528.64)
Weighted average common shares outstanding, basic and diluted (in Shares)					134,913
As recast [Member] | Products [Member]
Revenue
Revenue					$ 52,144
As recast [Member] | Services [Member]
Revenue
Revenue					504,600
As recast [Member] | Other [Member]
Revenue
Revenue					$ 77,106